COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement dated February 17, 2022. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements. On May 13, 2025, the Company filed a Registration Statement on Form S-1 to register 73,225 of the outstanding 244,083 Private Placement Warrants, after giving effects to the 1-for-40 reverse stock split. The Registration Statement was declared effective on May 30, 2025.

Equity Line of Credit (“ELOC”) Agreement

On February 13, 2025, PowerUp entered into a Purchase Agreement (“ELOC Agreement”) with Arena Business Solutions Global SPC II, Ltd. (“Arena”). Under the ELOC Agreement, the Company has the right, but not the obligation, to direct Arena to purchase up to $100,000,000 in shares of the Company’s common stock (the “ELOC Shares”) upon satisfaction of certain terms and conditions contained in the ELOC Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of ELOC Commitment Shares (as defined below) and additional shares to be sold to Arena from time to time under the ELOC Agreement. The term of the ELOC Agreement began on the date of execution and ends on the earlier of (i) the first day of the month following the 36-month anniversary of the execution date, (ii) the date on which the Investor shall have purchased the maximum amount of ELOC Shares, or (iii) the effective date of any written notice of termination delivered pursuant to the terms of the ELOC Agreement (the “Commitment Period”). In consideration for the Arena’s execution and delivery of the ELOC Agreement, the Company issued to Arena 50,000 Common Shares after giving effects to the 1-for-40 reverse stock split (the “Commitment Fee Shares”), of which 27,663 after giving effect to the 1-for-40 reverse stock split became freely tradable upon the closing of the Reverse Recapitalization.

At close of the Reverse Recapitalization, the Company assumed a $49,034 forward purchase agreement liability under the ELOC Agreement. For the year ended December 31, 2025, the change in fair value of the purchase agreement was a gain of $49,034, which is included in change in fair value of liabilities on the accompanying 2025 consolidated statement of operation. In November 2025, the Arena ELOC was terminated.

On November 11, 2025, the Company entered into a new Purchase Agreement (the “Second ELOC Agreement”) with Arena Business Solutions Global SPC II, Ltd. (“Arena”). Under the Second ELOC Agreement, the Company has the right, but not the obligation, to direct Arena to purchase up to $100,000,000 in shares of the Company’s common stock (the “ELOC Shares”) upon satisfaction of certain terms and conditions contained in the Second ELOC Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of the ELOC Commitment Fee Shares and additional shares to be sold to Arena from time to time under the Second ELOC Agreement.

The term of the Second ELOC Agreement began on November 11, 2025 and ends on the earlier of (i) the first day of the month following the 36-month anniversary of the execution date, (ii) the date on which the Investor shall have purchased the maximum amount of Second ELOC Shares, or (iii) the effective date of any written notice of termination delivered pursuant to the terms of the Second ELOC Agreement (the “Commitment Period”). In consideration for the Arena’s execution and delivery of the Second ELOC Agreement, the Company is required to issue Common Shares to Arena equal to $250,000 divided by the lowest 1-Trading Day VWAP of the Common Shares of the five (5) Trading Days immediately preceding the effectiveness of the initial registration statement (the “Commitment Fee Shares”), plus $25,000 in Common shares for fees associated with the prior ELOC Agreement with the Company, based on a price equal to the lowest 1-Trading Day VWAP of the Common Shares of the five (5) Trading Days immediately preceding the date of execution and delivery of this Agreement.

The Company issued 75,325 shares of common stock after giving effects to the 1-for-40 reverse stock split to Arena in November and December 2025 and an additional 6,066 true up shares in January 2026, representing payment of the commitment fee shares. At December 31, 2025, the fair value of the forward purchase agreement liability related to the Second ELOC Agreement is $95,662 and included in forward purchase agreement liability on the accompanying 2025 consolidated balance sheet.

Instaprin Acquisition

On March 28, 2022, the Company closed on an asset purchase agreement (APA) of Instaprin Pharmaceuticals, Inc.’s (“Instaprin”) intangible assets, inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378, trade secrets and proprietary information, all applications for any of the foregoing, commercial and scientist relationships, and any license or agreements granting rights related to the foregoing.

The purchase price for the Acquired Assets (as defined in the APA) was $3,628,325 plus interest thereon, to be paid to the SEC on behalf of Instaprin in satisfaction of the SEC’s judgment against Instaprin and its former CEO, from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of the Company’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of the Company’s equity to be issued to Instaprin’s service providers, pursuant to a stock incentive plan to be adopted. As of December 31, 2025, the Company has not recorded the assets from the APA due to the contingent nature of the transaction and the Company has not yet adopted a stock incentive plan.